Bank Loans	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
Bank loans

Note 9 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2022	December 31, 2021

Loan from Bank of Communication	$2,174,796	$1,569,218
Loan from Bank of China	434,959	470,765
Loan from Guangfa Bank	-	2,353,828
	$2,609,755	$4,393,811

On November 4, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $880,239 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was guaranteed by a third party. The loan was fully repaid upon maturity.

On November 11, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $688,979 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was guaranteed by a third party. The loan was fully repaid upon maturity.

On January 28, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,449,864 for a term of one year and at a fixed annual interest rate of 4.70%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.4 million fixed assets as the collateral to secure the loan. The loan was fully repaid upon maturity subsequently.

On December 16, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.10%. The bank loan was guaranteed by the Company’s CEO and CEO’s spouse.

On March 9, 2021, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $470,765 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by Mr. Ban Lor. The loan was fully repaid upon maturity.

On June 10, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company partially repaid $289,973 in advance.

On July 15, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $724,932 for a term of one year and at a fixed annual interest rate of 4.50%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $1.8 million fixed assets as the collateral to secure the loan. On December 30, 2022, the Company fully repaid the loan in advance.

On March 10, 2021, Powerbridge Zhuhai entered into a loan agreement with Guangfa Bank to obtain a loan of $2,353,828 for a term of one year and at a fixed annual interest rate of 5.3%. The bank loan was guaranteed by Mr. Ban Lor and the company’s account receivable of some programs was pledged to secure the loan. The loan was fully repaid upon maturity.

For the years ended December 31, 2022, 2021 and 2020, interest expense was $203,380, $211,197 and $203,289, respectively, with the weighted average interest rate of 5.1%, 5.0% and 4.7%, respectively.